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                                                     ---------------------------
 THIS FILING LISTS SECURITIES HOLDINGS REPORTED              OMB APPROVAL
 ON THE FORM 13F FILED ON 8/11/06 PURSUANT TO A      ---------------------------
REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH     OMB Number: 3235-0006
THAT CONFIDENTIAL TREATMENT EXPIRED OR WAS DENIED.   Expires: December 31, 2009
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 6/30/2006
            Check here if Amendment |X|: Amendment Number:         4

                        This Amendment (Check only one):
                        |_| is a restatement
                        |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
Address:  71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606

Form 13F File Number 28-11638

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Murphy
Title:    Managing Member of Discovery Group I, LLC
Phone:    312-920-2135

Signature, Place, and Date of Signing:


/s/ Michael R. Murphy
-------------------------------------
(Signature)

Chicago, Illinois
(City, State)

5/10/2007
(Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
               2
          ------

Form 13F Information Table Entry Total:
               1
          ------

Form 13F Information Table Value Total:
          $  660 (thousands)
          ------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
1     28-11635               DANIEL J. DONOGHUE
2     28-11637               DISCOVERY GROUP I, LLC

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                             13F Information Table
                                   6/30/2006

          COLUMN 1      COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8
                                                                                                            VOTING AUTHORITY

       NAME OF          TITLE OF                VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER
       ISSUER             CLASS      CUSIP     (X $1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS   SOLE   SHARED  NONE
FRANKLIN CR MGMT CORP    COM NEW   353487200         660    84,871    SH          SHARED-OTHER      1              84,871

   TOTAL                                             660    84,871                                                 84,871